UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2007

Check here if Amendment [  ];  Amendment Number:
  This Amendment (Check only one.):   [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Banque Federale des Banques Populaires
Address:        5, rue Leblanc
                75015 Paris, France


Form 13F File Number:  28-12499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Bruno METTLING
Title:          Deputy Chief Executive Officer
                Phone: 01133140396000

Signature, Place, and Date of Signing:

    /s/ Bruno Mettling          Paris, France                14/08/07
 -------------------------   ----------------------     --------------------
        [Signature]             [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE; (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
28-5788                             IXIS Asset Management Advisors, L.P.
28-12482                            Natixis
28-10092                            Natixis Asset Management